Investments and Advances to Equity Method Investments (Details) - Schedule of Investments and Advances to Equity Method Investments - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 61,292	$ 60,643	$ 71,979
FCG [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	31,463	30,930
PDP [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	22,899	22,870
Karnival [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 6,930	$ 6,843